Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of Intangible Assets and Goodwill

2019	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,338	10,365	6,392	31,095
Additions	674	—	586	1,260
Sales, retirements and other movements	(46)	(154)	(122)	(322)
Currency translation differences	7	—	10	17
At December 31	14,973	10,211	6,866	32,050
Depreciation, depletion and amortisation, including impairments
At January 1	622	3,293	3,594	7,509
Charge for the year	135	876	354	1,365
Sales, retirements and other movements	(1)	(155)	(172)	(328)
Currency translation differences	12	—	6	18
At December 31	768	4,014	3,782	8,564
Carrying amount at December 31	14,205	6,197	3,084	23,486

2018	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,154	10,429	6,106	30,689
Additions	331	—	659	990
Sales, retirements and other movements	(75)	(64)	(253)	(392)
Currency translation differences	(72)	—	(120)	(192)
At December 31	14,338	10,365	6,392	31,095
Depreciation, depletion and amortisation, including impairments
At January 1	492	2,432	3,585	6,509
Charge for the year	173	925	370	1,468
Sales, retirements and other movements	(21)	(64)	(275)	(360)
Currency translation differences	(22)	—	(86)	(108)
At December 31	622	3,293	3,594	7,509
Carrying amount at December 31	13,716	7,072	2,798	23,586